                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED MARCH 14, 2006

                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN FUND NAME

     Effective March 14, 2006, the BB&T Large Cap Value Fund will be renamed the BB&T LARGE CAP FUND. All references in the prospectus to the Large Cap Value Fund should be construed to refer to the Large Cap Fund.

CHANGE TO BENCHMARK INDEX

     Effective March 14, 2006, the benchmark index of the Large Cap Fund has been changed in order to better represent the Fund's investment strategies for comparison purposes:

FUND                                         CURRENT BENCHMARK INDEX     NEW BENCHMARK INDEX
----                                        --------------------------   -------------------
BB&T Large Cap Fund                         Russell 1000(R) Value         S&P 500(R) Index
(formerly the Large Cap Value Fund)         Index

     Accordingly, the following information is added to the return table on page 7 of the prospectus:

                                                                         SINCE INCEPTION
                                          1 YEAR    5 YEAR    10 YEAR       (10/9/92)
                                          ------    ------    -------    ---------------
S&P 500(R) Index                          4.91%     0.54%     9.08%          11.02%
(reflects no deductions for fees, expenses, or
taxes)

CHANGE IN INVESTMENT STRATEGIES

     Effective March 14, 2006, the investment strategy of the Large Cap Fund (formerly the Large Cap Value Fund), on page 6 of the prospectus, will be amended to read as follows:

                       RISK/RETURN SUMMARY

PRINCIPAL INVESTMENT
STRATEGIES             To pursue this goal, the Fund invests primarily in
                       domestically traded U.S. common stocks of large U.S.
                       companies and U.S. traded equity stocks of foreign companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index.

                       In managing the Fund, the portfolio manager selects those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine intrinsic value and the fundamental outlook of a particular issuer.

                       The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     Effective March 14, 2006, the "Principal Investment Risks" section of the International Equity Fund, on page 26 of the prospectus, will be amended to read as follows:

PRINCIPAL INVESTMENT
RISKS Your investment in the Fund may be subject to the following principal risks:

                       MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                       INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- foreign value stocks -- will underperform other kinds of investments or market averages.

                       FOREIGN INVESTMENT RISK: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by myriad factors, including currency restrictions and social, economic or political instability.

                       With respect to foreign currency risk, the portfolio manager may enter into forward currency exchange contracts for a number of purposes, including to more closely align the Fund's foreign currency exposure with that of the Morgan Stanley Capital International EAFE Index. This strategy may result in losses.

                       The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     CAPITAL MANAGER CONSERVATIVE GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 87 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     CAPITAL MANAGER MODERATE GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 92 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     CAPITAL MANAGER GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 97 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     CAPITAL MANAGER EQUITY FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 102 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 107 or consult the SAI.

     FUNDS OF FUNDS. Effective immediately, the first two paragraphs under the heading "Additional Investment Strategies and Risks -- Funds of Funds" on page 110 of the prospectus are replaced in their entirety with the following:

          The Fund of Funds' net asset values will fluctuate with changes in the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

     Effective immediately, the footnote on page 134 of the prospectus is replaced in its entirety with the following:

     (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of $1 million or more, and for sales to employees of BB&T Funds, BB&T and its affiliates, the Distributor and/or Advisor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

CHANGE IN PORTFOLIO MANAGERS

     Effective March 14, 2006, Richard B. Jones will no longer serve as the portfolio manager of the Large Cap Fund or on the portfolio management team for the Funds of Funds. In addition, effective March 14, 2006, Eric Farls will no longer serve on the portfolio management team for the Funds of

Funds. Accordingly, the following replaces the description of the Portfolio Manager for the Large Cap Fund and Funds of Funds on pages 120-122 of the Prospectus.

     LARGE CAP FUND. Ronald T. Rimkus, CFA, has been primarily responsible for the management of the Fund since March 2006. Mr. Rimkus joined BB&T Asset Management, Inc. in January 2006 as the Director of Core Equity. From 2000 to 2006, Mr. Rimkus managed a large cap core equity product for Mesirow Financial, Inc.

     FUND OF FUNDS. All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by the BB&T Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Ronald T. Rimkus and Will Gholston.

     Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.

     Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is a Senior Vice President and Director of Fixed Income Management with the Adviser. He has been with the Adviser and its predecessors since February 2000. From July 1990 to February 2000, he was an investment officer with First Citizens Bank.

     Mr. Rimkus, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Rimkus joined BB&T Asset Management, Inc. in January 2006 as the Director of Core Equity. From 2000 to 2006, Mr. Rimkus managed a large cap core equity product for Mesirow Financial, Inc.

     Mr. Gholston, CFA, has been a member of the team since March 2006. Mr. Gholston is an Assistant Vice President and Manager of Quantitative Analysis with the Adviser. He has been with the Adviser since October 2003. Prior to joining the Adviser, he served as an Investment Performance Associate/Analyst for Cambridge Associates and UNC Management Company.

     Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares in Funds for which they are portfolio managers is available in the Statement of Additional Information.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-R 0306

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED MARCH 14, 2006
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN FUND NAME

     Effective March 14, 2006, the BB&T Large Cap Value Fund will be renamed the BB&T LARGE CAP FUND. All references in the prospectus to the Large Cap Value Fund should be construed to refer to the Large Cap Fund.

CHANGE TO BENCHMARK INDEX

     Effective March 14, 2006, the benchmark index of the Large Cap Fund has been changed in order to better represent the Fund's investment strategies for comparison purposes:

FUND                                         CURRENT BENCHMARK INDEX     NEW BENCHMARK INDEX
----                                        --------------------------   -------------------
BB&T Large Cap Fund                         Russell 1000(R) Value         S&P 500(R) Index
(formerly the Large Cap Value Fund)         Index

     Accordingly, the following information is added to the return table on page 7 of the prospectus:

                                                                         SINCE INCEPTION
                                          1 YEAR    5 YEAR    10 YEAR       (10/9/92)
                                          ------    ------    -------    ---------------
S&P 500(R) Index                          4.91%     0.54%     9.08%          11.02%
(reflects no deductions for fees, expenses, or
taxes)

CHANGE IN INVESTMENT STRATEGIES

     Effective March 14, 2006, the investment strategy of the Large Cap Fund (formerly the Large Cap Value Fund), on page 6 of the prospectus, will be amended to read as follows:

                       RISK/RETURN SUMMARY

PRINCIPAL INVESTMENT
STRATEGIES             To pursue this goal, the Fund invests primarily in
                       domestically traded U.S. common stocks of large U.S.
                       companies and U.S. traded equity stocks of foreign companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index.

                       In managing the Fund, the portfolio manager selects those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine intrinsic value and the fundamental outlook of a particular issuer.

                       The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 83 or consult the SAI.

     Effective March 14, 2006, the "Principal Investment Risks" section of the International Equity Fund, on page 21 of the prospectus, will be amended to read as follows:

PRINCIPAL INVESTMENT
RISKS Your investment in the Fund may be subject to the following principal risks:

                       MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                       INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- foreign value stocks -- will underperform other kinds of investments or market averages.

                       FOREIGN INVESTMENT RISK: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by myriad factors, including currency restrictions and social, economic or political instability.

                       With respect to foreign currency risk, the portfolio manager may enter into forward currency exchange contracts for a number of purposes, including to more closely align the Fund's foreign currency exposure with that of the Morgan Stanley Capital International EAFE Index. This strategy may result in losses.

                       The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see Additional Investment Strategies and Risks on page 83.

     CAPITAL MANAGER CONSERVATIVE GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 67 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 83 or consult the SAI.

     CAPITAL MANAGER MODERATE GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 71 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 83 or consult the SAI.

     CAPITAL MANAGER GROWTH FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 75 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 83 or consult the SAI.

     CAPITAL MANAGER EQUITY FUND. Effective immediately, the last paragraph of disclosure under the heading "Risk/Return Summary" on page 79 of the prospectus is replaced in its entirety with the following:

          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 83 or consult the SAI.

     FUNDS OF FUNDS. Effective immediately, the first two paragraphs under the heading "Additional Investment Strategies and Risks -- Funds of Funds" on page 86 of the prospectus are replaced in their entirety with the following:

          The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

CHANGE IN PORTFOLIO MANAGERS

     Effective March 14, 2006, Richard B. Jones will no longer serve as the portfolio manager of the Large Cap Fund or on the portfolio management team for the Funds of Funds. In addition, effective March 14, 2006, Eric Farls will no longer serve on the portfolio management team for the Funds of Funds. Accordingly, the following replaces the description of the Portfolio Manager for the Large Cap Fund and Fund of Funds on pages 96-98 of the Prospectus.

     LARGE CAP FUND. Ronald T. Rimkus, CFA, has been primarily responsible for the management of the Fund since March 2006. Mr. Rimkus joined BB&T Asset Management, Inc. in January 2006 as the Director of Core Equity. From 2000 to 2006, Mr. Rimkus managed a large cap core equity product for Mesirow Financial, Inc.

     FUND OF FUNDS. All decisions for the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, and Capital Manager Equity Fund are made by the BB&T Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Ronald T. Rimkus and Will Gholston.

     Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.

     Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is a Senior Vice President and Director of Fixed Income Management with the Adviser. He has been with the Adviser and its predecessors since February 2000. From July 1990 to February 2000, he was an investment officer with First Citizens Bank.

     Mr. Rimkus, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Rimkus joined BB&T Asset Management, Inc. in January 2006 as the Director of Core Equity. From 2000 to 2006, Mr. Rimkus managed a large cap core equity product for Mesirow Financial, Inc.

     Mr. Gholston, CFA, has been a member of the team since March 2006. Mr. Gholston is an Assistant Vice President and Manager of Quantitative Analysis with the Adviser. He has been with the Adviser since October 2003. Prior to joining the Adviser, he served as an Investment Performance Associate/Analyst for Cambridge Associates and UNC Management Company.

     Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares in Funds for which they are portfolio managers is available in the Statement of Additional Information.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-I 0306

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED MARCH 14, 2006
                                     TO THE
                       STATEMENT OF ADDITIONAL IFORMATION
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2006:

     Effective immediately, the disclosure under the heading "FOREIGN CURRENCY TRANSACTIONS" on page 7 of the statement of additional information is replaced in its entirety with the following:

          FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

          Currency exposure is managed actively and separately from the underlying assets in the Fund based upon the sub-Adviser's overall market and currency management strategy. The sub-Adviser may alter the Fund's currency exposure whenever the sub-Adviser perceives opportunities to enhance the return or reduce the risk of the Fund. The sub-Adviser is permitted to shift the currency exposure resulting from the underlying assets from the original currency to another currency within the Fund's benchmark, the Morgan Stanley Capital International EAFE Index, (or to the U.S. dollar) and may enter into a net long position with respect to any currency within the benchmark (or to the U.S. dollar), provided that the aggregate currency positions created by forward currency exchange contracts do not exceed 100 % of the Fund's total net assets. Net short positions are not permitted.

          To the extent the Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward currency exchange contracts will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

     Effective immediately, the first paragraph under the heading "FUTURES CONTRACTS AND RELATED OPTIONS" on page 16 of the statement of additional information is replaced in its entirety with the following:

          Each Fund of BB&T Funds (other than the U.S. Treasury Money Market Fund and the Prime Money Market Fund) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). The value of a Fund's contracts may approach, but will not exceed, 100% of the Fund's total net assets.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

SP-SAI 2 0306
                                        2